Goodwill and Intangible Assets (Expected Amortization Expense of Intangibles) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 63
2022	37
2023	37
2024	37
2025	37
Beyond 2025	$ 422